Long-Term Debt	3 Months Ended
Jun. 30, 2018
Long-Term Debt and Trust Preferred Securities [Abstract]
Disclosure of Long-Term Debt [text block]

Long-Term Debt

in € m.	Jun 30, 2018	Dec 31, 2017
Senior debt:
Bonds and notes
Fixed rate	79,101	76,285
Floating rate	31,356	33,210
Subordinated debt:
Bonds and notes
Fixed rate	5,216	5,493
Floating rate	1,482	1,738
Other	40,398	42,988
Total long-term debt	157,553	159,715